Share and Capital Reserve - Summary of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	108,700	110,814	125,371
$124.63 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	38,106	38,106	45,195
Weighted average remaining contractual life (years)	4 years 4 months 6 days	5 years 4 months 6 days	6 years 4 months 9 days
$142.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	13,060	14,361	16,672
Weighted average remaining contractual life (years)	5 years 9 months 25 days	6 years 9 months	7 years 8 months 26 days
$164.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	11,734	12,187	13,604
Weighted average remaining contractual life (years)	6 years 4 months 24 days	7 years 4 months 24 days	8 years 4 months 24 days
$262.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Stock options outstanding	45,800	46,160	49,900
Weighted average remaining contractual life (years)	7 years 3 months 10 days	8 years 3 months 10 days	9 years 3 months 10 days